Property and Equipment - Additional Information (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Loss on impairment	$ 0	$ 0	$ 3,915,408	$ 615,294
Noble Finance Company
Property, Plant and Equipment [Line Items]
Loss on impairment	0	0	3,915,408	615,294
Capital expenditures	10,300	159,900	148,200	306,400
Capitalized interest on construction-in-progress	0	2,000	$ 0	9,600
Number of rigs sold | rig			6
Rigs sold, net book value			$ 17,100
Total proceeds			26,700
Gain on sale of rigs			8,900
Property Damage Insurance Coverage Deductible Amount		10,000
Property Damage Insurance Coverage Limit Amount Per Claim		50,000
Noble Finance Company | Drilling equipment and facilities
Property, Plant and Equipment [Line Items]
Loss on impairment	$ 0	0		$ 615,300
Noble Finance Company | Drillships
Property, Plant and Equipment [Line Items]
Loss on impairment			$ 3,900,000
Noble Finance Company | Rig Noble Globetrotter II
Property, Plant and Equipment [Line Items]
Unusual or infrequent item, or both, loss assets written off		5,400
Unusual or Infrequent Item, or Both, Insurance Proceeds		$ 7,500